RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 013 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits Paid to Participants per the Financial Statements	$ 35,694
Amount Allocated to Withdrawing Participants at December 31, 2025	7
Less: Amounts Allocated to Withdrawing Participants at December 31, 2024	(11)
Benefits Paid to Participants per the Form 5500	$ 35,690